4


           U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2




1. Name and address of issuer:
   Consulting Group Capital Markets Funds
   222 Delaware Avenue
   Wilmington, Delaware   19801

2. Name of each series or class of funds for which this notice is filed:
   Balanced Investments
   Emerging Markets Equity Investments
   Government Money Investments
   Intermediate Fixed Income Investments
   International Equity Investments
   International Fixed Income Investments
   Large Capitalization Value Equity Investments
   Large Capitlization Growth Investments
   Municipal Bond Investments
   Mortgage Backed Investments
   Small Capitalization Value Equity Investments
   Small  Capitalization Growth Investments
   Long-Term Bond Investments


3. Investment Company Act File Number:
   811-6318
   Securities Act File Number:
   33-40823

4. Last day of fiscal year for which this notice is filed:
   August 31, 1996


5. Check  box  if this notice is being filed more  than  180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
   N/A
   [   ]


6. Date  of  termination of issuer's declaration under  rule
   24f-2(a)(1), if applicable (see Instruction A.6):

   N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

   0  SHARES                            $0


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   0 SHARES                             $0



9. Number  and  aggregate  sale  price  of  securities  sold during the fiscal year:
   683,469,466 SHARES                     $3,102,815,543


10 Number  and  aggregate  sale  price  of  securities  sold
 . during the fiscal year in reliance upon registration pursuant to rule 24f-2:

   Balanced Investments
   3,336,305                                          SHARES
   $32,601,601

   Emerging Markets Equity Investments
   9,176,431                                          SHARES
   $75,247,060

   Government Money Investments
   448,238,809                                        SHARES
   $448,238,809

   Intermediate Fixed Income Investments
   18,294,449                                         SHARES
   $148,255,527

   International Equity Investments
   35,579,681                                         SHARES
   $375,942,961

   International Fixed Income Investments
   5,951,285                                          SHARES
   $53,768,924

   Large Capitalization Value Equity Investments
   53,205,071                                         SHARES
   $599,026,368

   Large Capitalization Growth Investments
   44,222,567                                         SHARES
   $567,685,961

   Municipal Bond  Investments
   3,236,701                                          SHARES
   $27,258,263

   Mortgage Backed  Investments
   6,439,964                                          SHARES
   $51,011,593

   Small Capitalization Value Equity Investments
   21,117,751                                         SHARES
   $215,749,116

   Small Capitalization Growth Investments
   25,065,483                                         SHARES
   $429,168,439

   Long-Term Bond Investments
   9,604,969                                          SHARES
   $78,860,921


11 Number  and  aggregate  sale price of  securities  issued
 . during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

   INCLUDED IN ITEM 9

12 Calculation    of   registration   fee    for    Balanced
a. Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_32,601,601___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__15,011,768____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __17,589,833___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                         __6,065.46
   _____________


12 Calculation  of  registration fee  for  Emerging  Markets
b. Equity Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_75,247,060___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__42,713,977____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __32,533,083___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                        __11,218.30
   _____________


12 Calculation  of  registration fee  for  Government  Money
c. Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_448,238,809___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__413,581,060____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __34,657,749___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                        __11,950.95
   _____________


12 Calculation  of  registration fee for Intermediate  Fixed
d. Income Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_148,255,527___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__91,462,730____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __56,792,797___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                        __19,583.72
   _____________


12 Calculation of registration fee for International  Equity
e. Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_375,942,961___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__192,556,264____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   _183,386,697___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                        __63,236.79
   _____________


12 Calculation  of registration fee for Large Capitalization
f. Value Equity Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_599,026,368___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__281,357,570____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   _317,668,798___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                       __109,540.96
   _____________



12 Calculation  of registration fee for Large Capitalization
g. Growth Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_567,685,961___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__215,722,183____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __351,963,778___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                       __121,366.82
   _____________


12 Calculation  of  registration  fee  for  Municipal   Bond
h. Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_27,258,263___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__25,777,761____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __1,480,502___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                           __510.52
   _____________


12 Calculation  of  registration  fee  for  Mortgage  Backed
i. Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_51,011,593___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__32,112,636____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __18,898,957___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                         __6,516.88
   _____________


12 Calculation  of registration fee for Small Capitalization
j. Value Equity Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_215,749,116___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__120,408,080____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __95,341,036___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                        __32,876.22
   _____________


12 Calculation  of registration fee for Small Capitalization
k. Growth Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_429,168,439___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__270,535,854____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __158,632,585___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                        __54,700.89
   _____________


12 Calculation  of  registration  fee  for  Long-Term   Bond
l. Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_78,860,921___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__53,206,580____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __25,654,341___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                         __8,846.32
   _____________


12 Calculation  of registration fee for International  Fixed
m  Income Investments:
   (i)     Aggregate  sale price of securities  sold  during
      the fiscal year
         in   reliance  on  rule  24f-2  (from   Item   10):
      $_53,768,924___________

   (ii)    Aggregate  price of shares issued  in  connection
      with dividend
              reinvestment   plans   (from   Item   11,   if
      applicable):
      +_0____________________

   (iii)   Aggregate price of shares redeemed or repurchased
   during the fiscal
                     year          (if          applicable):
   -__31,587,471____________

   (iv)   Aggregate price of shares redeemed or  repurchased
   and
           previously applied as a reduction to filing  fees
   pursuant
              to     rule     24e-2     (if     applicable):
   +_0_____________________

   (v) Net aggregate price of securities sold and issued during the  fiscal  year in reliance on rule 24f-2  [line
   (i), plus line
           (ii), less line (iii), plus line (iv)] (if applicable):
   __22,181,453___________

   (vi)   Multiplier  prescribed by Section  6  (b)  of  the
   Securities
           Act of 1933 or other applicable law or regulation
   (see
                           Instruction                 C.6):
   x_1/2900_________________

   (vii)  Fee due [line (i) or line (v) multiplied  by  line
   (vi)]:                                         __7,648.78
   _____________



Instruc Issuers  should  complete lines (ii),  (iii),  (iv),
tion:   and  (v)  only if the form is being filed within  60
        days  after  the close of the issuer's fiscal  year.
        See Instruction C.3.


13 Check  box if fees are being remitted to the Commission's
 .  lockbox  depository as described in  section  3a  of  the
   Commission's  Rules of Informal and Other Procedures  (17
   CFR 202.3a).

   [ x ]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
   10/24/96

                          SIGNATURES
   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By            (Signature           and            Title)*
   ___________________________________
                                              _Thomas     M.
   Reynolds - Controller_______

   Date _10/24/96_

    *Please print the name and title of the signing officer
                     below the signature.